UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2007

PERCENT OF NET ASSETS,	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
STOCKS: 69.4%
COMMON STOCKS: 69.2%
CONSUMER DISCRETIONARY: 8.9%
Bed Bath & Beyond, Inc. (a)	257,400	$10,339,758
Coach, Inc. (a)	476,000	23,823,800
GameStop Corp., Class A (a)	550,000	17,913,500
Grupo Televisa SA, ADR	250,000	7,450,000
Honda Motor Co. Ltd., ADR	175,000	6,102,250
Lamar Advertising Co., Class A	325,000	20,465,250
Lowe’s Cos, Inc.	614,712	19,357,281
O’Reilly Automotive, Inc. (a)	397,006	13,140,899
Omnicom Group, Inc.	121,459	12,434,972
Staples, Inc.	1,200,000	31,008,000
Time Warner, Inc.	750,000	14,790,000
Toyota Motor Corp., ADR	100,000	12,816,000
Williams-Sonoma, Inc.	275,000	9,751,500
		199,393,210

CONSUMER STAPLES: 7.2%
Avon Products, Inc.	667,000	24,852,420
Corn Products International, Inc.	701,600	24,969,944
CVS Caremark Corp.	1,000,000	34,140,000
Estee Lauder Cos., Inc., Class A	250,000	12,212,500
McCormick & Co, Inc.	350,000	13,482,000
PepsiCo, Inc.	400,000	25,424,000
Procter & Gamble Co.	425,000	26,843,000
		161,923,864

ENERGY: 4.4%
Baker Hughes, Inc.	425,000	28,105,250
ENSCO International, Inc.	650,000	35,360,000
Helix Energy Solutions Group (a)	400,000	14,916,000
Suncor Energy, Inc.	209,100	15,964,785
Weatherford International Ltd. (a)	75,000	3,382,500
		97,728,535

FINANCIALS: 5.2%
Banco Bilbao Vizcaya Argentaria SA, ADR	175,000	4,296,250
CIT Group, Inc.	225,000	11,907,000
Hospitality Properties Trust, REIT	200,000	9,360,000
ING Groep NV, ADR	290,200	12,284,166
Lincoln National Corp.	488,200	33,095,078
Mitsubishi UFJ Financial Group, Inc., ADR	1,100,000	12,386,000
National Bank of Greece SA, ADR	1,425,000	15,276,000
Nomura Holdings, Inc., ADR	250,000	5,182,500
Willis Group Holdings Ltd.	325,200	12,871,416
		116,658,410

HEALTH CARE: 8.5%
Abbott Laboratories, Inc.	300,000	16,740,000
Amgen, Inc. (a)	275,000	15,367,000
AstraZeneca PLC, ADR	318,100	17,066,065
Baxter International, Inc.	250,000	13,167,500
Becton Dickinson & Co.	127,100	9,772,719
Dentsply International, Inc.	426,402	13,964,665
Genentech, Inc. (a)	60,000	4,927,200
GlaxoSmithKline PLC, ADR	300,000	16,578,000
Johnson & Johnson	150,000	9,039,000
McKesson Corp.	300,000	17,562,000
Medtronic, Inc.	600,000	29,436,000
PRA International (a)	175,000	3,773,000
Senomyx, Inc. (a)	250,000	3,095,000
Stryker Corp.	300,000	19,896,000
		190,384,149

PERCENT OF NET ASSETS,	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS: 4.5%
Chicago Bridge & Iron Co. NV	329,600	$10,135,200
Deere & Co.	275,000	29,876,000
Joy Global, Inc.	200,000	8,580,000
RR Donnelley & Sons Co.	300,000	10,977,000
Ryder System, Inc.	333,300	16,445,022
TNT NV, ADR (a)	325,000	14,966,250
UTi Worldwide, Inc.	365,000	8,971,700
		99,951,172

INFORMATION TECHNOLOGY: 16.7%
Accenture Ltd., Class A	575,000	22,160,500
Amdocs Ltd. (a)	564,900	20,607,552
Applied Materials, Inc.	867,542	15,893,369
Autodesk, Inc. (a)	200,000	7,520,000
Automatic Data Processing, Inc.	625,000	30,250,000
Checkfree Corp. (a)	556,311	20,633,575
Cisco Systems, Inc. (a)	1,617,388	41,291,916
Citrix Systems, Inc. (a)	441,000	14,125,230
EMC Corp/Massachusetts (a)	1,750,000	24,237,500
Entegris, Inc. (a)	938,600	10,043,020
Fair Isaac Corp.	170,000	6,575,600
Fiserv, Inc. (a)	500,000	26,530,000
Hewitt Associates, Inc., Class A (a)	320,300	9,362,369
Intel Corp.	550,000	10,521,500
Intuit, Inc. (a)	760,000	20,793,600
Jabil Circuit, Inc.	98,500	2,108,885
Microsoft Corp.	800,000	22,296,000
Nokia Corp., ADR	1,025,000	23,493,000
Qualcomm, Inc.	328,000	13,992,480
Seagate Technology	600,000	13,980,000
Yahoo!, Inc. (a)	525,000	16,427,250
		372,843,346

MATERIALS: 2.8%
Aracruz Celulose SA, ADR	175,000	9,182,250
Bemis Co., Inc.	200,000	6,678,000
Cemex SAB de CV, ADR	974,899	31,927,942
Sealed Air Corp.	500,000	15,800,000
		63,588,192

TELECOMMUNICATION SERVICES: 6.1%
Alltel Corp.	225,000	13,950,000
America Movil SAB de CV, ADR	900,000	43,011,000
BT Group PLC, ADR	500,000	30,005,000
Deutsche Telekom AG, ADR	245,766	4,062,512
Philippine Long Distance Telephone Co., ADR	99,900	5,274,720
Telefonos de Mexico SA de CV, ADR	500,000	16,700,000
Verizon Communications, Inc.	225,000	8,532,000
Vodafone Group PLC, ADR	400,000	10,744,000
Windstream Corp. (a)	258,481	3,797,087
		136,076,319

UTILITIES: 4.9%
Aqua America, Inc.	443,833	9,964,051
Dynegy, Inc., Class A (a)	9,757	90,350
Equitable Resources, Inc.	500,600	24,188,992
KeySpan Corp.	300,000	12,345,000
Questar Corp.	250,000	22,302,500
UGI Corp.	500,000	13,355,000

PERCENT OF NET ASSETS,	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
STOCKS, continued
COMMON STOCKS, continued
UTILITIES, continued
Veolia Environnement, ADR	375,000	$27,870,000
		110,115,893

TOTAL COMMON STOCKS
(Cost $1,127,225,482)		1,548,663,090

PREFERRED STOCKS: 0.2%
FINANCIALS: 0.2%
Aegon NV	45,000	1,158,300
Federal Home Loan Mortgage Corp.	25,000	1,125,000
HRPT Properties Trust, REIT	50,000	1,283,000
Regency Centers Corp.	32,000	808,320
TOTAL PREFERRED STOCKS
(Cost $4,424,840)		4,374,620

TOTAL STOCKS
(Cost $1,131,650,322)		1,553,037,710

	PRINCIPAL
	AMOUNT
BONDS: 28.2%
MORTGAGE-BACKED SECURITIES: 5.8%
U.S. GOVERNMENT MORTGAGE-BACKED: 5.5%
FREDDIE MAC (MORTGAGE-BACKED): 1.3%
5.000%, 07/01/07	$111,815	$111,311
4.500%, 03/01/08	745,815	740,577
4.500%, 04/01/08	883,635	877,198
3.500%, 05/01/08	1,163,463	1,132,383
5.000%, 10/01/08	1,162,370	1,157,389
4.000%, 04/01/10	2,064,757	2,020,834
4.000%, 09/01/10	2,874,416	2,802,030
4.000%, 05/01/14	2,115,188	2,054,111
5.000%, 08/01/18	3,504,235	3,467,594
4.500%, 09/01/18	1,222,681	1,187,351
4.000%, 09/01/18	737,089	697,750
5.500%, 10/01/18	539,189	541,677
5.000%, 10/01/18	1,066,070	1,054,384
5.500%, 10/01/18	594,185	596,927
5.000%, 11/01/18	642,920	635,872
5.000%, 11/01/18	561,324	555,171
6.500%, 05/01/29	306,347	315,905
6.500%, 12/01/29	415,321	428,279
6.500%, 06/01/32	598,024	614,865
5.563%, 04/01/36	1,839,340	1,845,382
6.000%, 05/01/36	1,482,737	1,495,146
5.684%, 05/01/36	2,015,562	2,032,887
6.339%, 11/01/36	2,735,642	2,780,131
		29,145,154

FANNIE MAE (MORTGAGE BACKED): 4.1%
5.500%, 09/01/09	980,485	986,190
4.000%, 09/01/10	1,227,740	1,194,500
5.500%, 11/01/11	657,290	661,115
5.000%, 01/01/14	1,368,954	1,362,736
5.000%, 02/01/14	943,198	938,915
5.500%, 10/01/14	1,859,653	1,874,362
5.500%, 11/01/14	2,004,959	2,020,350
5.500%, 11/01/16	2,588,738	2,603,733
5.000%, 04/01/18	3,431,597	3,394,311
4.500%, 07/01/18	3,925,890	3,812,362

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
5.000%, 11/01/18	$780,863	$772,379
5.000%, 11/01/18	203,685	201,471
5.000%, 11/01/18	800,503	791,805
5.000%, 02/01/19	2,029,853	2,005,502
5.000%, 04/01/19	685,868	677,639
5.000%, 06/01/19	1,979,416	1,955,670
5.500%, 07/01/19	1,993,350	2,001,542
4.500%, 11/01/19	2,190,592	2,124,308
5.000%, 01/01/20	1,838,787	1,816,728
5.000%, 03/01/20	1,810,740	1,786,917
5.000%, 10/01/23	1,879,780	1,835,822
4.500%, 01/01/25	1,672,240	1,594,683
5.000%, 06/01/25	2,422,738	2,362,669
5.000%, 11/01/25	3,330,827	3,248,243
8.000%, 05/01/30	195,767	206,838
6.500%, 06/01/32	582,593	599,158
4.000%, 11/01/33	3,144,859	2,876,078
4.665%, 12/01/33	1,647,844	1,652,941
4.421%, 12/01/33	923,480	917,153
6.000%, 02/01/34	2,136,368	2,158,568
4.276%, 01/01/35	3,665,270	3,594,166
4.500%, 03/01/35	4,479,484	4,551,184
6.000%, 04/01/35	1,792,602	1,807,701
5.000%, 06/01/35	1,388,094	1,342,897
4.644%, 06/01/35	1,536,574	1,515,154
5.500%, 07/01/35	1,919,797	1,902,277
5.000%, 07/01/35	1,648,826	1,595,140
5.000%, 08/01/35	1,554,207	1,503,601
5.500%, 11/01/35	2,351,899	2,330,435
5.500%, 12/01/35	1,086,622	1,076,705
5.500%, 12/01/35	1,497,430	1,483,764
5.500%, 12/01/35	1,922,770	1,905,223
6.000%, 04/01/36	1,337,496	1,347,856
6.000%, 04/01/36	1,158,923	1,167,900
6.024%, 05/01/36	3,425,956	3,470,216
5.383%, 05/01/36 (b)	3,298,309	3,274,231
6.500%, 08/01/36	1,183,306	1,207,490
6.000%, 08/01/36	2,235,719	2,253,036
6.000%, 09/01/36	845,337	851,885
5.940%, 09/01/36	4,101,744	4,135,453
		92,751,002

GINNIE MAE (MORTGAGE BACKED): 0.1%
6.000%, 02/15/19	602,930	613,382
6.000%, 05/20/36	1,998,185	2,022,397
		2,635,779

COMMERCIAL MORTGAGE-BACKED: 0.3%
JP Morgan Chase Commercial Mortgage Securities Corp.
4.738%, 07/15/42	2,000,000	1,923,134
Morgan Stanley Capital I, Class A
4.989%, 08/13/42	2,000,000	1,956,486
Nomura Asset Securities Corp.
6.590%, 03/15/30	2,935,966	2,962,826
		6,842,446

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $130,560,888)		131,374,381

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS: 18.4%
FEDERAL FARM CREDIT BANK: 2.0%
5.080%, 04/03/07	$3,000,000	$2,999,976
5.300%, 01/10/08	3,000,000	2,999,847
3.700%, 10/27/08	3,000,000	2,946,081
4.550%, 04/26/10	5,000,000	4,939,545
4.480%, 06/21/10	3,000,000	2,957,457
5.500%, 02/15/11	5,000,000	4,995,355
4.950%, 05/09/12	7,000,000	6,919,780
4.950%, 05/16/12	5,000,000	4,942,350
4.950%, 06/20/12	3,000,000	2,964,348
4.875%, 09/24/12	2,500,000	2,463,440
4.990%, 01/28/15	1,000,000	976,447
5.300%, 06/22/15	3,000,000	2,962,869
5.500%, 08/17/20	1,500,000	1,475,274
		44,542,769

FEDERAL HOME LOAN BANK SYSTEM: 10.2%
5.150%, 04/12/07	3,000,000	2,999,835
5.230%, 04/30/07	4,000,000	3,999,204
3.280%, 05/07/07	3,000,000	2,994,186
3.100%, 05/21/07	5,000,000	4,985,315
5.130%, 06/04/07	3,000,000	2,998,998
4.250%, 08/08/07	3,000,000	2,988,777
4.000%, 09/24/07	3,000,000	2,982,708
5.100%, 09/28/07	3,000,000	2,998,032
4.350%, 09/28/07	2,000,000	1,991,450
4.375%, 10/10/07	2,855,000	2,842,584
4.000%, 01/28/08	1,500,000	1,486,781
3.520%, 01/30/08	3,000,000	2,962,140
4.500%, 02/15/08	2,000,000	1,990,018
3.200%, 03/03/08	3,000,000	2,950,218
5.100%, 03/06/08	2,000,000	2,000,538
3.700%, 04/02/08	5,000,000	4,936,065
3.500%, 04/21/08	4,000,000	3,938,516
3.530%, 04/29/08	4,000,000	3,938,684
5.500%, 06/27/08	3,000,000	3,002,811
4.100%, 07/14/08	4,000,000	3,957,176
4.000%, 07/17/08	1,500,000	1,493,183
3.510%, 07/22/08	2,500,000	2,455,183
4.560%, 08/12/08	2,635,000	2,617,920
4.250%, 08/14/08	2,750,000	2,737,413
4.375%, 10/03/08	8,000,000	7,938,656
3.750%, 10/21/08	5,000,000	4,915,155
4.125%, 11/17/08	3,000,000	2,962,494
4.100%, 11/17/08	3,000,000	2,961,480
4.250%, 12/03/08	3,000,000	2,966,421
4.750%, 12/11/08	1,000,000	999,904
4.000%, 01/29/09	3,000,000	2,952,894
3.790%, 02/13/09	4,000,000	3,922,708
3.750%, 03/24/09	3,000,000	2,936,604
5.300%, 04/30/09	3,000,000	2,995,623
5.375%, 05/15/09	2,000,000	2,019,796
4.520%, 08/26/09	3,000,000	2,967,684
4.000%, 10/19/09	3,000,000	2,938,251
5.250%, 11/03/09	8,500,000	8,521,615
5.550%, 01/26/10	3,000,000	3,001,245
4.350%, 02/16/10	3,000,000	2,954,520
4.450%, 02/24/10	3,000,000	2,959,977
5.000%, 02/25/10	2,740,000	2,727,475
5.040%, 06/07/10	3,000,000	2,985,321

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM, continued
4.500%, 07/27/10	$4,100,000	$4,043,465
4.500%, 08/04/10	3,000,000	2,958,261
5.350%, 11/17/10	3,000,000	3,009,639
5.625%, 06/09/11	2,500,000	2,509,085
5.050%, 08/24/11	3,000,000	3,001,401
5.300%, 10/27/11	3,000,000	3,001,140
4.875%, 11/15/11	6,000,000	6,010,422
5.600%, 12/29/11	3,525,000	3,525,120
4.270%, 01/17/12	3,000,000	2,915,214
4.950%, 01/26/12	3,000,000	2,969,010
5.650%, 03/01/12	3,000,000	2,999,736
4.800%, 03/09/12	3,000,000	2,957,568
4.950%, 03/15/12	3,000,000	2,967,864
5.250%, 05/03/12	5,000,000	4,969,970
4.650%, 06/29/12	3,000,000	2,942,178
4.770%, 07/06/12	2,000,000	1,967,480
4.800%, 07/19/12	3,500,000	3,445,214
5.300%, 08/16/12	3,000,000	2,984,241
5.100%, 09/21/12	2,000,000	1,980,002
6.100%, 07/05/13	4,000,000	4,004,056
5.550%, 11/21/13	6,240,000	6,244,143
5.750%, 12/13/13	3,000,000	2,996,343
5.270%, 01/22/14	1,915,000	1,917,472
5.450%, 04/27/15	3,000,000	2,978,442
5.250%, 07/14/16	3,000,000	2,948,961
6.000%, 09/13/16	5,000,000	5,004,545
4.250%, 07/16/18	1,000,000	963,472
4.900%, 12/09/19	1,515,000	1,509,661
		228,599,663

FREDDIE MAC (AGENCY): 3.2%
3.800%, 06/28/07	3,000,000	2,989,617
3.000%, 08/15/07	3,000,000	2,975,691
4.050%, 09/24/07	2,500,000	2,486,173
5.125%, 10/24/07	4,500,000	4,497,750
3.250%, 03/14/08	3,000,000	2,950,992
3.500%, 04/15/08	5,305,000	5,225,526
4.125%, 08/19/08	7,000,000	6,923,637
4.000%, 01/14/09	3,000,000	2,953,065
3.500%, 04/01/09	3,000,000	2,922,630
5.250%, 01/18/11	3,000,000	2,997,039
5.250%, 02/24/11	3,000,000	3,008,130
5.875%, 03/21/11	3,000,000	3,113,763
5.250%, 10/06/11	7,500,000	7,494,397
5.500%, 11/28/11	3,000,000	2,997,288
5.500%, 02/22/13	3,000,000	2,999,616
5.600%, 09/26/13	2,500,000	2,505,405
5.000%, 07/15/14	1,500,000	1,511,382
6.000%, 10/19/16	10,000,000	9,995,380
6.125%, 12/28/21	2,000,000	1,979,820
		72,527,301

FANNIE MAE (AGENCY): 3.0%
4.750%, 08/03/07	3,625,000	3,618,946
4.300%, 11/28/07	3,000,000	2,983,104
3.750%, 05/12/08	3,000,000	2,960,106
4.000%, 08/08/08	3,000,000	2,964,066
3.750%, 12/08/08	3,000,000	2,944,803
5.375%, 01/05/09	3,000,000	2,999,730
4.000%, 01/26/09	4,000,000	3,939,840
3.681%, 02/17/09	7,324,000	7,208,574

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM, continued
4.250%, 05/12/09	$4,000,000	$3,944,040
5.750%, 06/29/09	2,000,000	2,001,928
4.250%, 11/23/09	2,000,000	1,968,034
4.750%, 04/19/10	3,000,000	2,991,639
4.375%, 06/21/10	6,000,000	5,927,292
5.250%, 11/30/10	3,879,000	3,873,278
5.030%, 09/23/11	5,000,000	4,964,115
5.550%, 01/25/12	2,500,000	2,501,243
5.400%, 04/02/12	3,000,000	3,000,000
5.250%, 07/14/15	4,000,000	3,948,128
6.00%, 09/25/30	3,250,000	3,308,381
		68,047,247

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $416,794,699)		413,716,980

CORPORATE BONDS: 4.1%
CONSUMER STAPLES: 0.2%
Avon Products, Inc., 5.125%, 01/15/11	3,000,000	2,997,117
Estee Lauder Cos., Inc., 6.000%, 01/15/12	1,599,000	1,660,944
		4,658,061

FINANCIALS: 2.3%
AFLAC, Inc., 6.500%, 04/15/09	5,000,000	5,128,670
American Honda Finance Corp.	2,000,000	2,615,956
3.750%, 03/16/11 (c) (JP)
Chubb Corp., 3.950%, 04/01/08	5,000,000	4,936,385
CIT Group, Inc., 5.600%, 11/23/07	3,000,000	3,004,221
CIT Group, Inc., 5.500%, 11/30/07	10,000,000	10,007,830
SLM Corp., 4.000%, 01/15/09	4,000,000	3,928,596
SLM Corp., 3.690%, 06/01/09	2,000,000	1,945,700
SLM Corp., 5.500%, 07/27/09	2,000,000	2,001,442
SLM Corp., 3.820%, 02/01/10	1,700,000	1,644,750
SLM Corp., 4.290%, 12/15/12	2,500,000	2,314,325
SLM Corp., 3.851%, 06/23/14	1,600,000	1,482,480
SLM Corp., 4.290%, 07/25/14	3,075,000	2,836,688
Toyota Motor Credit Corp., 3.550%, 07/28/08	3,000,000	2,969,640
Toyota Motor Credit Corp., 2.750%, 08/06/09	1,363,620	1,323,846
Toyota Motor Credit Corp., 4.625%, 02/01/11 (d) (JP)	2,000,000	3,796,352
Toyota Motor Credit Corp., 4.04%, 01/18/15	2,000,000	1,808,920
		51,745,801

HEALTH CARE: 0.3%
GlaxoSmithKline Capital PLC	1,550,000	1,955,848
3.000%, 06/18/12 (c) (GB)
WellPoint, Inc., 3.750%, 12/14/07	2,000,000	1,978,018
WellPoint, Inc., 4.250%, 12/15/09	3,000,000	2,940,558
		6,874,424
INDUSTRIALS: 0.2%
Pentair, Inc., 7.850%, 10/15/09	5,000,000	5,276,850

INFORMATION TECHNOLOGY: 0.1%
Fiserv, Inc., 4.000%, 04/15/08	3,000,000	2,954,151

PERCENT OF NET ASSETS,	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
TELECOMMUNICATION SERVICES: 0.7%
America Movil SA, 9.000%, 01/15/16 (e) (MX)	$52,000,000	$5,047,474
British Telecom PLC, 8.625%, 12/15/10	5,000,000	5,585,750
CenturyTel, Inc., 5.000%, 02/15/15	2,000,000	1,867,000
Telefonos de Mexico SA, 8.750%, 01/31/16 (e) (MX)	21,000,000	2,079,088
		14,579,312

UTILITIES: 0.3%
National Fuel Gas Co., 6.303%, 05/27/08	5,500,000	5,567,395

TOTAL CORPORATE BONDS
(Cost $95,726,085)		91,655,994

TOTAL BONDS
(Cost $643,081,672)		636,747,355

CERTIFICATES OF DEPOSIT: 0.1%
Self Help Credit Union, 4.900%, 05/26/07	250,000	250,000
South Shore Bank, 4.860%, 04/16/07	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT		750,000
(Cost $750,000)

REPURCHASE AGREEMENT: 1.8%
Merrill Lynch Repo Treasury, 5.160%, 04/02/07 (collateralized by Freddie Mac MTN, 6.000%, 08/15/13, market value $37,185,000)
TOTAL REPURCHASE AGREEMENT
(Cost $37,000,000)	37,000,000	37,000,000

	NUMBER
	OF SHARES
MONEY MARKET SHARES: 0.1%
Pax World Money Market Fund (f)
(Cost $464,662)	464,662	464,662

Total Investments: 99.6%
(Cost $1,812,946,656)		2,227,999,727

Other assets and liabilities (Net): 0.4%		9,209,996

Net assets:: 100.0%		$2,237,209,723

(a) Non income producing security.

(b) Fair valued security

(c) Principal amount is in Euro dollars; value is in U.S. dollars.

(d) Principal amount is in Great British pounds; value is in U.S. dollars.

(e) Principal amount is in Mexican pesos; value is in U.S. dollars.

(f)  Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

ADR  - American Depository Receipt

REIT - Real Estate Investment Trust

GB - Great Britain

JP - Japan

MX - Mexico

Investment Valuation

Portfolio securities and other types of investments for which market quotations are readily available are valued at market value, which is generally determined on the basis of last reported sales price. If no sales are reported, market value is generally determined based on quotes or closing prices (such as the NASDAQ Official Closing Price) obtained from a quotation reporting system, established market makers, or reputable pricing services. Portfolio debt securities having a remaining maturity of more than 60 days are valued based on quotes obtained from reputable pricing services, which quotes reflect broker-dealer supplied market valuations and, if necessary, electronic data processing techniques. If the pricing services are unable to provide such quotes, the mean between the last reported bid and asked prices is used. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Portfolio securities and other assets initially valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from pricing services (normally determined at 12:00 p.m. Eastern time). Portfolio debt securities having remaining maturities of 60 days or fewer are valued at amortized cost. The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price a Fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments valued based on amortized cost during periods of rising or falling interest rates will not be reflected either in the computation of the net asset value of a Fund’s portfolio.

Certain securities and assets are valued at fair value as determined in good faith by the Board of Directors (the “Directors”) or by persons acting at their direction. The fair value of any securities from time to time held by any Fund for which no market quotes are readily available is determined in accordance with procedures approved by the Directors. The Directors, however, are ultimately responsible for such determinations. The fair value of such securities is generally the price which the Fund could reasonably expect to receive upon their current sale. Consideration may be given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). At March 31, 2007, the Balanced Fund held one security fair valued at $3,274,231, representing 0.15% of net assets.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and requires expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Funds, and believes the adoption of this Statement will result in a limited impact to expand disclosures on the Funds’ financial statements.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Federal Income Tax Cost

At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2007, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2007 was $1,812,946,656, $435,103,942, $(20,050,871) and $415,053,070, respectively.

Investment Information

The term “affiliate” is a company in which the Fund has ownership of at least 5% of the voting securities. An affiliated company also includes other investment companies that are managed by a fund’s adviser. At March 31, 2007, the Fund held the following security of an affiliated Pax World Money Market Fund.

Value at 12/31/06	$14,208,779
Purchased Cost	172,051,883
Sold Cost	185,796,000
Value at 3/31/07	$464,662

Dividends from non controlled affiliate for the three months ended 3/31/07	$384,603

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.         Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.         Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Balanced Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Balanced Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 30, 2007

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 30, 2007